Discontinued operations - (Details)	Dec. 31, 2022 USD ($)
CURRENT ASSETS:
Cash	$ 829,258
Accounts receivable, net	402,309
Other receivables, net	99,405
Due from related parties	29,983
Prepayments and other current assets	202,054
Total current assets of discontinued operations	1,563,009
OTHER ASSETS:
Property and equipment, net	153,516
Right-of-use assets	52,813
Long-term deposits, net	18,993
Intangible assets, net	2,556,761
Goodwill	478,657
Total other assets of discontinued operations	3,260,740
Total assets of discontinued operations	4,823,749
CURRENT LIABILITIES:
Account payable	3,216,364
Bank loans - current	3,548,242
Other payables and accrued liabilities	1,134,345
Due to related parties	53,671
Due to Infobird Cayman	14,013,927
Deferred revenue	1,460,249
Taxes payable	653,085
Lease liabilities - current	39,861
Total current liabilities of discontinued operations	24,119,744
OTHER LIABILITIES:
Bank loans - noncurrent	18,170
Lease liabilities - noncurrent	8,602
Total other liabilities of discontinued operations	26,772
Total liabilities of discontinued operations	$ 24,146,516